UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ John Griffin         New York, NY               11/14/08
  --------------------   --------------------------   ----------
      [Signature]           [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   38
                                               -------------

Form 13F Information Table Value Total:           $2,658,585
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number              Name



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                                                  FORM 13F INFORMATION TABLE



              COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- ---------------------
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE  SHARED   NONE
----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- ------ ------
AMAZON COM INC                COM               023135106   168803   2320000  SH          SOLE               2320000    0       0
AMERICAN EXPRESS CO           COM               025816109    24411    689000  SH  CALL    SOLE                689000    0       0
AMGEN INC                     COM               031162100    57788    975000  SH          SOLE                975000    0       0
ANADARKO PETE CORP            COM               032511107   140679   2900000  SH          SOLE               2900000    0       0
BERKSHIRE HATHAWAY INC DEL    CL A              084670108   216274      1656  SH          SOLE                  1656    0       0
BROADRIDGE FINL SOLUTIONS IN  COM               11133T103    97911   6362000  SH          SOLE               6362000    0       0
COMPTON PETE CORP             COM               204940100    32138   5911700  SH          SOLE               5911700    0       0
COVANTA HLDG CORP             COM               22282E102   192604   8045300  SH          SOLE               8045300    0       0
DISCOVERY HOLDING CO          CL A COM          25468Y107    60135   4220000  SH          SOLE               4220000    0       0
EAGLE MATERIALS INC           COM               26969P108    25728   1150099  SH          SOLE               1150099    0       0
ECHOSTAR CORP                 CL A              278768106    68203   2830000  SH          SOLE               2830000    0       0
ELONG INC                     SPONSORED ADR     290138205      697    100235  SH          SOLE                100235    0       0
EXTERRAN HLDGS INC            COM               30225X103    44744   1400000  SH          SOLE               1400000    0       0
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106    70948   1860200  SH          SOLE               1860200    0       0
FOSTER WHEELER LTD            SHS NEW           G36535139    12277    340000  SH          SOLE                340000    0       0
GOLD RESV INC                 CL A              38068N108     2420   2200000  SH          SOLE               2200000    0       0
GOLDMAN SACHS GROUP INC       COM               38141G104    19200    150000  SH          SOLE                150000    0       0
GOODRICH PETE CORP            COM NEW           382410405    59064   1355000  SH          SOLE               1355000    0       0
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B        400506101    20735    811248  SH          SOLE                811248    0       0
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109     8113    352892  SH          SOLE                352892    0       0
GRUPO TELEVISA SA DE CV       SP ADR REP ORD    40049J206   202954   9280000  SH          SOLE               9280000    0       0
HANSEN NAT CORP               COM               411310105    96119   3177500  SH          SOLE               3177500    0       0
ILLUMINA INC                  COM               452327109    21481    530000  SH          SOLE                530000    0       0
LAS VEGAS SANDS CORP          COM               517834107    15166    420000  SH          SOLE                420000    0       0
LULULEMON ATHLETICA INC       COM               550021109    15949    692553  SH          SOLE                692553    0       0
MARTIN MARIETTA MATLS INC     COM               573284106    67748    605000  SH          SOLE                605000    0       0
MBIA INC                      COM               55262C100    29750   2500000  SH          SOLE               2500000    0       0
MILLIPORE CORP                COM               601073109   185760   2700000  SH          SOLE               2700000    0       0
NETFLIX INC                   COM               64110L106    22275    721350  SH          SOLE                721350    0       0
PACKAGING CORP AMER           COM               695156109    67147   2896764  SH          SOLE               2896764    0       0
PERFECT WORLD CO LTD          SPON ADR REP B    71372U104      337     15000  SH          SOLE                 15000    0       0
SCHWAB CHARLES CORP NEW       COM               808513105    67600   2600000  SH          SOLE               2600000    0       0
SPDR GOLD TRUST               GOLD SHS          78463V107    92726   1090000  SH          SOLE               1090000    0       0
TARGET CORP                   COM               87612E106   197672   4030000  SH          SOLE               4030000    0       0
THERMO FISHER SCIENTIFIC INC  COM               883556102   148775   2705000  SH          SOLE               2705000    0       0
VISA INC                      COM CL A          92826C839    94541   1540000  SH          SOLE               1540000    0       0
WACHOVIA CORP NEW             CONV7.5%PFD CL A  929903219     9702     25200  SH          SOLE                 25200    0       0
WASHINGTON MUT INC            COM               939322103       11    138000  SH  PUT     SOLE                138000    0       0

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